Revenue Recognition (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Deferred Revenue	$ 4,100
Restructuring Reserve, Adjustment Description	As of September 30, 2022, we maintain a reserve for breakage of $0.02 million for the fulfillment of our obligation to students whose contracts expired during our COVID-19 60-day operational hiatus during
Reserve for breakage	$ 20